CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Feb. 18, 2019	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (40,052,000)		$ (40,052,000)		$ 1,796,917	$ 3,860,175
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation of property and equipment	79,000
Amortization of intangible assets	1,693,000
Amortization of right of use assets	262,000
Share-based compensation	551,000
Bad debt expense	9,000
Loss on disposal of property and equipment	0
Foreign exchange loss on payment of vested options	17,000
Change in fair value of contingent consideration	35,000
Change in fair value of warrant liability	0
Unrealized gain on marketable securities	0
Interest earned on cash and cash equivalents held in Trust Account					(8,752,457)	(4,553,739)
Changes in operating assets and liabilities:
Accounts receivable	(1,164,000)
Inventory	(1,017,000)
Prepaid expenses and other assets	(617,000)				27,167	(45,743)
Accounts payable and accrued liabilities	14,933,000				5,094,277	(39,081)
Accrued expenses					804,710	0
Accrued expenses - related party					(80,000)	120,000
Net cash (used in) provided by operating activities	(25,271,000)				(1,109,386)	(658,388)
Cash flows from investing activities:
Proceeds from cash held in trust	217,642,000
Proceeds from the sales of marketable securities	0
Acquisitions, net of cash acquired	(179,008,000)
Capital expenditures	(6,000)
Withdrawal from Trust Account upon redemption of Class A ordinary shares					347,928,322	0
Net cash provided by (used in) investing activities	38,628,000				347,928,322	0
Cash flows from financing activities:
Proceeds from borrowings	0
Repayments of borrowings	(640,000)
Stock options exercised	0
Member distribution	0
Proceeds from note payable issued to related party					600,000	0
Redemption of Class A Ordinary Shares	(113,982,000)
Common stock redeemed	(1,000,000)				(347,928,322)	0
Proceeds received from private placement	125,258,000
Proceeds from disposal of fixed assets	0
Repayments of finance lease obligations	(20,000)
Net cash provided by (used in) financing activities	9,616,000				(347,328,322)	0
Effect of foreign currency on cash	(78,000)
Net change in cash and cash equivalents	22,895,000
Net decrease in cash					(509,386)	(658,388)
Cash and cash equivalents, beginning of period	52,000
Cash and cash equivalents, end of period	22,947,000	$ 52,000	22,947,000
Cash - beginning of the year		52,048	52,048	$ 561,434	561,434	1,219,822
Cash - end of the year	22,947,000		22,947,000		52,048	561,434
Supplemental disclosure of cash flow information:
Cash paid for interest	0
Cash paid for income taxes	0
Noncash Investing Activity:
Shares issued for the Acquisition – See Note 4	172,349,000
Reduction in convertible note liability – See Note 6	1,000,000,000
Supplemental disclosure of noncash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption					17,866,912	3,860,171
Reduction In Deferred Underwriting Fees					16,070,000	0
Predecessor [Member]
Cash flows from operating activities:
Net loss		(1,713,000)		(1,664,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation of property and equipment		177,000		205,000
Amortization of intangible assets		0		0
Amortization of right of use assets		165,000		30,000
Share-based compensation		61,000		43,000
Bad debt expense		6,000		0
Loss on disposal of property and equipment		0		54,000
Foreign exchange loss on payment of vested options		0		0
Change in fair value of contingent consideration		(37,000)		0
Change in fair value of warrant liability		(18,000)		0
Unrealized gain on marketable securities		0		(50,000)
Changes in operating assets and liabilities:
Accounts receivable		2,190,000		(219,000)
Inventory		0		0
Prepaid expenses and other assets		202,000		(139,000)
Accounts payable and accrued liabilities		(781,000)		669,000
Net cash (used in) provided by operating activities		284,000		(1,021,000)
Cash flows from investing activities:
Proceeds from cash held in trust		0		0
Proceeds from the sales of marketable securities		1,531,000		0
Acquisitions, net of cash acquired		0		0
Capital expenditures		(15,000)		(190,000)
Net cash provided by (used in) investing activities		1,516,000		(190,000)
Cash flows from financing activities:
Proceeds from borrowings		35,000		3,281,000
Repayments of borrowings		(69,000)		(73,000)
Stock options exercised		13,000		0
Member distribution		(500,000)		(459,000)
Redemption of Class A Ordinary Shares		0		0
Proceeds received from private placement		0		0
Proceeds from disposal of fixed assets		1,000		0
Repayments of finance lease obligations		(19,000)		(19,000)
Net cash provided by (used in) financing activities		(539,000)		2,730,000
Effect of foreign currency on cash		(721,000)		217,000
Net change in cash and cash equivalents		540,000		1,736,000
Cash and cash equivalents, beginning of period	$ 14,469,000	13,929,000	13,929,000	12,441,000	12,441,000
Cash and cash equivalents, end of period		14,469,000		14,177,000	13,929,000	$ 12,441,000
Cash - beginning of the year		13,217,000	$ 13,217,000
Cash - end of the year					$ 13,217,000
Supplemental disclosure of cash flow information:
Cash paid for interest		0		0
Cash paid for income taxes		0		0
Noncash Investing Activity:
Shares issued for the Acquisition – See Note 4		$ 0		$ 0